CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.10	$ 0.10
Common shares authorized (in shares)	138,880,000	138,880,000
Common stock, outstanding (in shares)	100,329,887	100,234,973